Secured Note Liabilities - Schedule of Inputs and Assumptions (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Inputs and Assumptions [Line Items]
Forecast silver production of ounces (in Shares)		166,144	166,144
Metals spot prices:
Five year quoted future silver price	[1]	$ 29.66	$ 24.38
Risk-free rate		4.80%	4.00%
Credit spread		4.80%	4.00%
Share price volatility		60.00%	60.00%
Silver royalty discount factor		11.60%	9.20%
Gold in thousands of ounces [Member]
Schedule of Inputs and Assumptions [Line Items]
Forecast silver production of ounces (in Shares)		10,500	10,500
Silver in thousands of ounces [Member]
Schedule of Inputs and Assumptions [Line Items]
Forecast silver production of ounces (in Shares)		29,876	29,876
Copper in millions of pounds [Member]
Schedule of Inputs and Assumptions [Line Items]
Forecast silver production of ounces (in Shares)		19,322	19,322
Molybdenum in millions of pounds [Member]
Schedule of Inputs and Assumptions [Line Items]
Forecast silver production of ounces (in Shares)		152	152
Gold per ounce [Member]
Metals spot prices:
Five year quoted future silver price	[1]	$ 2,617.2	$ 2,081.9
Silver per ounce [Member]
Metals spot prices:
Five year quoted future silver price	[1]	29.66	24.38
Copper per pound [Member]
Metals spot prices:
Five year quoted future silver price	[1]	4.06	3.81
Molybdenum per pound [Member]
Metals spot prices:
Five year quoted future silver price	[1]	$ 21.37	$ 18.6
Inputs and assumptions [Member]
Metals spot prices:
Risk-free rate		4.80%	4.00%
Credit spread		4.80%	4.00%
Share price volatility		60.00%	60.00%
Silver royalty discount factor		11.60%	9.20%

[1]	The metal prices used in models are based on the quoted forward prices where available and adjusted for forward risk-free rates and cost of carry beyond quoted future forward prices.